UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $17,313,233 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC NEW     COM              00383Y102    88651  1396960 SH       SOLE                   821490        0   575470
ALIGN TECHNOLOGY INC           COM              016255101     2561   244100 SH       SOLE                        0        0   244100
ALLERGAN INC                   COM              018490102   826224 15873669 SH       SOLE                  9169159        0  6704510
ALNYLAM PHARMACEUTICALS INC    COM              02043Q107     3945   147600 SH       SOLE                        0        0   147600
AMAZON COM INC                 COM              023135106  1024996 13977853 SH       SOLE                  8223969        0  5753884
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   683902 12964968 SH       SOLE                  7630428        0  5334540
APPLE INC                      COM              037833100  1057585  6316205 SH       SOLE                  3731285        0  2584920
ARTHROCARE CORP                COM              043136100     4477   109700 SH       SOLE                        0        0   109700
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     4092   141200 SH       SOLE                        0        0   141200
BROADCOM CORP                  CL A             111320107   735124 26937480 SH       SOLE                 15896926        0 11040554
CELGENE CORP                   COM              151020104     5212    81600 SH       SOLE                        0        0    81600
CERNER CORP                    COM              156782104   216349  4788597 SH       SOLE                  2756844        0  2031753
CISCO SYS INC                  COM              17275R102     2504   107650 SH       SOLE                    89800        0    17850
CME GROUP INC                  COM              12572Q105   500745  1306779 SH       SOLE                   772618        0   534161
E M C CORP MASS                COM              268648102   649933 44243216 SH       SOLE                 26254376        0 17988840
EXPEDITORS INTL WASH INC       COM              302130109   357373  8310989 SH       SOLE                  4924766        0  3386223
FMC TECHNOLOGIES INC           COM              30249U101   477873  6211789 SH       SOLE                  3691723        0  2520066
GENENTECH INC                  COM NEW          368710406   500714  6597019 SH       SOLE                  3909336        0  2687683
GENOMIC HEALTH INC             COM              37244C101     2752   143721 SH       SOLE                        0        0   143721
GENZYME CORP                   COM              372917104   846353 11774533 SH       SOLE                  6927814        0  4846719
GOOGLE INC                     CL A             38259P508  1467174  2787078 SH       SOLE                  1643511        0  1143567
GTX INC DEL                    COM              40052B108     2498   174100 SH       SOLE                        0        0   174100
HANSEN MEDICAL INC             COM              411307101     4411   263800 SH       SOLE                        0        0   263800
HEALTHWAYS INC                 COM              422245100     1693    57200 SH       SOLE                        0        0    57200
INTERCONTINENTALEXCHANGE INC   COM              45865V100   558617  4900146 SH       SOLE                  2866733        0  2033413
INTUITIVE SURGICAL INC         COM NEW          46120E602   625845  2323106 SH       SOLE                  1361413        0   961693
IRON MTN INC                   COM              462846106   196139  7387551 SH       SOLE                  4376717        0  3010834
ISHARES TR                     RUSSELL1000GRW   464287614     5019    90867 SH       SOLE                    74717        0    16150
LAS VEGAS SANDS CORP           COM              517834107   493453 10401637 SH       SOLE                  6138509        0  4263128
MEDAREX INC                    COM              583916101     1531   231650 SH       SOLE                      250        0   231400
MICROSOFT CORP                 COM              594918104      656    23850 SH       SOLE                        0        0    23850
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     8856   237300 SH       SOLE                        0        0   237300
MOODYS CORP                    COM              615369105   466134 13534658 SH       SOLE                  8030892        0  5503766
NATIONAL OILWELL VARCO INC     COM              637071101  1453823 16386649 SH       SOLE                  9540886        0  6845763
NUVASIVE INC                   COM              670704105    14720   329600 SH       SOLE                      800        0   328800
PRICE T ROWE GROUP INC         COM              74144T108      395     7000 SH       SOLE                        0        0     7000
REGENERON PHARMACEUTICALS      COM              75886F107     1936   134100 SH       SOLE                        0        0   134100
SALESFORCE COM INC             COM              79466L302   650089  9527910 SH       SOLE                  5584086        0  3943824
SCHLUMBERGER LTD               COM              806857108  1140461 10615849 SH       SOLE                  6306735        0  4309114
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     4571   199500 SH       SOLE                   199500        0        0
SEQUENOM INC                   COM NEW          817337405     2917   182800 SH       SOLE                        0        0   182800
STARBUCKS CORP                 COM              855244109   576528 36628184 SH       SOLE                 21870026        0 14758158
STRYKER CORP                   COM              863667101   396205  6300964 SH       SOLE                  3678683        0  2622281
VARIAN MED SYS INC             COM              92220P105   478724  9232858 SH       SOLE                  5403199        0  3829659
VERTEX PHARMACEUTICALS INC     COM              92532F100     5589   167000 SH       SOLE                        0        0   167000
VISA INC                       COM CL A         92826C839   760488  9352942 SH       SOLE                  5504141        0  3848801
VMWARE INC                     CL A COM         928563402     3075    57100 SH       SOLE                      100        0    57000
WALGREEN CO                    COM              931422109      321     9885 SH       SOLE                     2785        0     7100